Performance Management	Dec. 31, 2025
AZL Balanced Index Strategy Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year, five years and ten years compare with those of a broad-based measure of market performance, the S&P 500 Index. The Fund’s performance also is compared to the Bloomberg U.S. Aggregate Bond Index, which shows how the Fund’s performance compares with the returns of a broad index of investment-grade fixed-rate debt issues, and to the Balanced Composite Index, which shows how the Fund’s performance compares with a composite index composed of the S&P 500 Index (50%) and the Bloomberg U.S. Aggregate Bond Index (50%) in proportions similar to the equity to fixed income allocation of the Fund.

Both the bar chart and the table assume reinvestment of dividends and distributions.

The performance of the Fund will vary from year to year. The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your Contract. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	Past performance does not indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year, five years and ten years compare with those of a broad-based measure of market performance, the S&P 500 Index.
Performance Additional Market Index [Text]	The Fund’s performance also is compared to the Bloomberg U.S. Aggregate Bond Index, which shows how the Fund’s performance compares with the returns of a broad index of investment-grade fixed-rate debt issues, and to the Balanced Composite Index, which shows how the Fund’s performance compares with a composite index composed of the S&P 500 Index (50%) and the Bloomberg U.S. Aggregate Bond Index (50%) in proportions similar to the equity to fixed income allocation of the Fund.
Bar Chart Does Not Reflect Sales Loads [Text]	The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your Contract. If they were included, performance would be reduced.
Bar Chart [Heading]	Performance Bar Chart and Table Calendar Year Total Return
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (Q2, 2020)	11.79%
Lowest (Q1, 2020)	-10.87%

Performance Table Heading	Average Annual Total Returns
Performance [Table]
	One Year Ended December 31, 2025	Five Years Ended December 31, 2025	Ten Years Ended December 31, 2025
AZL Balanced Index Strategy Fund	13.34%	5.37%	6.88%
S&P 500® Index*	17.88%	14.42%	14.82%
Bloomberg U.S. Aggregate Bond Index*	7.30%	-0.36%	2.01%
Balanced Composite Index*	12.71%	7.01%	8.57%

*	Reflects no deduction for fees, expenses, or taxes.

Index No Deduction for Fees, Expenses, or Taxes [Text]	Reflects no deduction for fees, expenses, or taxes.
AZL Balanced Index Strategy Fund | AZL Balanced Index Strategy Fund
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest (Q2, 2020)
Highest Quarterly Return	11.79%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest (Q1, 2020)
Lowest Quarterly Return	(10.87%)
Lowest Quarterly Return, Date	Mar. 31, 2020
AZL MVP Balanced Index Strategy Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year, five years and ten years compare with those of a broad-based measure of market performance, the S&P 500 Index. The Fund’s performance also is compared to the Bloomberg U.S. Aggregate Bond Index, which shows how the Fund’s performance compares with the returns of a broad index of investment-grade fixed-rate debt issues, and to the Balanced Composite Index, which shows how the Fund’s performance compares with a composite index composed of the S&P 500 Index (50%) and the Bloomberg U.S. Aggregate Bond Index (50%) in proportions similar to the equity to fixed income allocation of the Fund.

Both the bar chart and the table assume reinvestment of dividends and distributions.

The performance of the Fund will vary from year to year. The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your Contract. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	Past performance does not indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year, five years and ten years compare with those of a broad-based measure of market performance, the S&P 500 Index.
Performance Additional Market Index [Text]	The Fund’s performance also is compared to the Bloomberg U.S. Aggregate Bond Index, which shows how the Fund’s performance compares with the returns of a broad index of investment-grade fixed-rate debt issues, and to the Balanced Composite Index, which shows how the Fund’s performance compares with a composite index composed of the S&P 500 Index (50%) and the Bloomberg U.S. Aggregate Bond Index (50%) in proportions similar to the equity to fixed income allocation of the Fund.
Bar Chart Does Not Reflect Sales Loads [Text]	The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your Contract. If they were included, performance would be reduced.
Bar Chart [Heading]	Performance Bar Chart and Table Calendar Year Total Return
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (Q4, 2023)	9.10%
Lowest (Q1, 2020)	-9.78%

Performance Table Heading	Average Annual Total Returns
Performance [Table]
	One Year Ended December 31, 2025	Five Years Ended December 31, 2025	Ten Years Ended December 31, 2025
AZL MVP Balanced Index Strategy Fund	10.70%	4.85%	5.95%
S&P 500® Index*	17.88%	14.42%	14.82%
Bloomberg U.S. Aggregate Bond Index*	7.30%	-0.36%	2.01%
Balanced Composite Index*	12.71%	7.01%	8.57%

*	Reflects no deduction for fees, expenses, or taxes.

Index No Deduction for Fees, Expenses, or Taxes [Text]	Reflects no deduction for fees, expenses, or taxes.
AZL MVP Balanced Index Strategy Fund | AZL MVP Balanced Index Strategy Fund
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest (Q4, 2023)
Highest Quarterly Return	9.10%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest (Q1, 2020)
Lowest Quarterly Return	(9.78%)
Lowest Quarterly Return, Date	Mar. 31, 2020
AZL MVP Growth Index Strategy Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year, five years and ten years compare with those of a broad-based measure of market performance, the S&P 500 Index. The Fund’s performance also is compared to the Bloomberg U.S. Aggregate Bond Index, which shows how the Fund’s performance compares with the returns of a broad index of investment-grade fixed-rate debt issues, and to the Growth Composite Index, which shows how the Fund’s performance compares with a composite index composed of the S&P 500 Index (75%) and the Bloomberg U.S. Aggregate Bond Index (25%) in proportions similar to the equity to fixed income allocation of the Fund.

Both the bar chart and the table assume reinvestment of dividends and distributions.

The performance of the Fund will vary from year to year. The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your Contract. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	Past performance does not indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year, five years and ten years compare with those of a broad-based measure of market performance, the S&P 500 Index.
Performance Additional Market Index [Text]	The Fund’s performance also is compared to the Bloomberg U.S. Aggregate Bond Index, which shows how the Fund’s performance compares with the returns of a broad index of investment-grade fixed-rate debt issues, and to the Growth Composite Index, which shows how the Fund’s performance compares with a composite index composed of the S&P 500 Index (75%) and the Bloomberg U.S. Aggregate Bond Index (25%) in proportions similar to the equity to fixed income allocation of the Fund.
Bar Chart Does Not Reflect Sales Loads [Text]	The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your Contract. If they were included, performance would be reduced.
Bar Chart [Heading]	Performance Bar Chart and Table Calendar Year Total Return
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (Q4, 2020)	11.26%
Lowest (Q1, 2020)	-13.98%

Performance Table Heading	Average Annual Total Returns
Performance [Table]
	One Year Ended December 31, 2025	Five Years Ended December 31, 2025	Ten Years Ended December 31, 2025
AZL MVP Growth Index Strategy Fund	11.80%	7.67%	7.78%
S&P 500® Index*	17.88%	14.42%	14.82%
Bloomberg U.S. Aggregate Bond Index*	7.30%	-0.36%	2.01%
Growth Composite Index*	15.33%	10.72%	11.75%

*	Reflects no deduction for fees, expenses, or taxes.

Index No Deduction for Fees, Expenses, or Taxes [Text]	Reflects no deduction for fees, expenses, or taxes.
AZL MVP Growth Index Strategy Fund | AZL MVP Growth Index Strategy Fund
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest (Q4, 2020)
Highest Quarterly Return	11.26%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest (Q1, 2020)
Lowest Quarterly Return	(13.98%)
Lowest Quarterly Return, Date	Mar. 31, 2020
AZL MVP Moderate Index Strategy Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year, five years and ten years compare with those of a broad-based measure of market performance, the S&P 500 Index. The Fund’s performance also is compared to the Bloomberg U.S. Aggregate Bond Index, which shows how the Fund’s performance compares with the returns of a broad index of investment-grade fixed-rate debt issues, and to the Moderate Composite Index, which shows how the Fund’s performance compares with a composite index composed of the S&P 500 Index (60%) and the Bloomberg U.S. Aggregate Bond Index (40%) in proportions similar to the equity to fixed income allocation of the Fund.

Both the bar chart and the table assume reinvestment of dividends and distributions.

The performance of the Fund will vary from year to year. The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your Contract. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.

Prior to October 14, 2016, the Fund was managed pursuant to different investment strategies and known as the AZL MVP Invesco Equity and Income Fund. Consequently, the performance information shown below for periods prior to October 14, 2016, reflects the Fund’s prior investment strategies and not its current investment strategies.

Performance Past Does Not Indicate Future [Text]	Past performance does not indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year, five years and ten years compare with those of a broad-based measure of market performance, the S&P 500 Index.
Performance Additional Market Index [Text]	The Fund’s performance also is compared to the Bloomberg U.S. Aggregate Bond Index, which shows how the Fund’s performance compares with the returns of a broad index of investment-grade fixed-rate debt issues, and to the Moderate Composite Index, which shows how the Fund’s performance compares with a composite index composed of the S&P 500 Index (60%) and the Bloomberg U.S. Aggregate Bond Index (40%) in proportions similar to the equity to fixed income allocation of the Fund.
Bar Chart Does Not Reflect Sales Loads [Text]	The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your Contract. If they were included, performance would be reduced.
Bar Chart [Heading]	Performance Bar Chart and Table Calendar Year Total Return
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (Q4, 2020)	10.04%
Lowest (Q1, 2020)	-11.56%

Performance Table Heading	Average Annual Total Returns
Performance [Table]
	One Year Ended December 31, 2025	Five Years Ended December 31, 2025	Ten Years Ended December 31, 2025
AZL MVP Moderate Index Strategy Fund	11.26%	5.93%	6.65%
S&P 500® Index*	17.88%	14.42%	14.82%
Bloomberg U.S. Aggregate Bond Index*	7.30%	-0.36%	2.01%
Moderate Composite Index*	13.76%	8.49%	9.85%

*	Reflects no deduction for fees, expenses, or taxes.

Index No Deduction for Fees, Expenses, or Taxes [Text]	Reflects no deduction for fees, expenses, or taxes.
AZL MVP Moderate Index Strategy Fund | AZL MVP Moderate Index Strategy Fund
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest (Q4, 2020)
Highest Quarterly Return	10.04%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest (Q1, 2020)
Lowest Quarterly Return	(11.56%)
Lowest Quarterly Return, Date	Mar. 31, 2020
AZL DFA Multi-Strategy Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year, five years, and ten years compare with those of a broad-based measure of market performance, the S&P 500 Index. The Fund’s performance also is compared to the Bloomberg U.S. Aggregate Bond Index, which shows how the Fund’s performance compares with the returns of a broad index of investment-grade fixed-rate debt issues, and to the Moderate Composite Index, which shows how the Fund’s performance compares with a composite index composed of the S&P 500 Index (60%) and the Bloomberg U.S. Aggregate Bond Index (40%) in proportions similar to the equity to fixed income allocation of the Fund.

Both the bar chart and the table assume reinvestment of dividends and distributions.

The performance of the Fund will vary from year to year. The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your Contract. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	Past performance does not indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year, five years, and ten years compare with those of a broad-based measure of market performance, the S&P 500 Index.
Performance Additional Market Index [Text]	The Fund’s performance also is compared to the Bloomberg U.S. Aggregate Bond Index, which shows how the Fund’s performance compares with the returns of a broad index of investment-grade fixed-rate debt issues, and to the Moderate Composite Index, which shows how the Fund’s performance compares with a composite index composed of the S&P 500 Index (60%) and the Bloomberg U.S. Aggregate Bond Index (40%) in proportions similar to the equity to fixed income allocation of the Fund.
Bar Chart Does Not Reflect Sales Loads [Text]	The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your Contract. If they were included, performance would be reduced.
Bar Chart [Heading]	Performance Bar Chart and Table Calendar Year Total Return
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (Q2, 2020)	12.96%
Lowest (Q1, 2020)	-15.67%

Performance Table Heading	Average Annual Total Returns
Performance [Table]
	One Year Ended December 31, 2025	Five Years Ended December 31, 2025	Ten Years Ended December 31, 2025
AZL DFA Multi-Strategy Fund	15.03%	7.44%	7.91%
S&P 500® Index*	17.88%	14.42%	14.82%
Bloomberg U.S. Aggregate Bond Index*	7.30%	-0.36%	2.01%
Moderate Composite Index*	13.76%	8.49%	9.85%

*	Reflects no deduction for fees, expenses, or taxes.

Index No Deduction for Fees, Expenses, or Taxes [Text]	Reflects no deduction for fees, expenses, or taxes.
AZL DFA Multi-Strategy Fund | AZL DFA Multi-Strategy Fund
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest (Q2, 2020)
Highest Quarterly Return	12.96%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest (Q1, 2020)
Lowest Quarterly Return	(15.67%)
Lowest Quarterly Return, Date	Mar. 31, 2020
AZL MVP Global Balanced Index Strategy Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year, five years and ten years compare with those of a broad-based measure of market performance, the MSCI World Index. The Fund’s performance also is compared to the returns of the Bloomberg U.S. Aggregate Bond Index and the Global Balanced Composite Index, which are relevant to the Fund because they have characteristics similar to the Fund’s investment strategies. The Global Balanced Composite Index is composed of the MSCI World Index (50%) and Bloomberg U.S. Aggregate Bond Index (50%).

Both the bar chart and the table assume reinvestment of dividends and distributions.

The performance of the Fund will vary from year to year. The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your Contract. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.

Prior to November 15, 2019, the Fund was managed pursuant to different investment strategies and known as the AZL MVP BlackRock Global Strategy Plus Fund, and prior to October 14, 2016, the Fund was managed pursuant to different investment strategies and known as the AZL MVP BlackRock Global Allocation Fund. Consequently, the performance information shown below for prior periods reflects the Fund’s prior investment strategies and not its current investment strategies.

Performance Past Does Not Indicate Future [Text]	Past performance does not indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year, five years and ten years compare with those of a broad-based measure of market performance, the MSCI World Index.
Performance Additional Market Index [Text]	The Fund’s performance also is compared to the returns of the Bloomberg U.S. Aggregate Bond Index and the Global Balanced Composite Index, which are relevant to the Fund because they have characteristics similar to the Fund’s investment strategies. The Global Balanced Composite Index is composed of the MSCI World Index (50%) and Bloomberg U.S. Aggregate Bond Index (50%).
Bar Chart Does Not Reflect Sales Loads [Text]	The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your Contract. If they were included, performance would be reduced.
Bar Chart [Heading]	Performance Bar Chart and Table Calendar Year Total Return
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (Q4, 2023)	9.00%
Lowest (Q2, 2022)	-9.19%

Performance Table Heading	Average Annual Total Returns
Performance [Table]
	One Year Ended December 31, 2025	Five Years Ended December 31, 2025	Ten Years Ended December 31, 2025
AZL MVP Global Balanced Index Strategy Fund	10.79%	4.59%	5.47%
MSCI World Index - gross of withholding taxes*	21.60%	12.66%	12.74%
Bloomberg U.S. Aggregate Bond Index*	7.30%	-0.36%	2.01%
Global Balanced Composite Index*	14.43%	6.14%	7.57%

*	Reflects no deduction for fees, expenses, or taxes.

Index No Deduction for Fees, Expenses, or Taxes [Text]	Reflects no deduction for fees, expenses, or taxes.
AZL MVP Global Balanced Index Strategy Fund | AZL MVP Global Balanced Index Strategy Fund
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest (Q4, 2023)
Highest Quarterly Return	9.00%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest (Q2, 2022)
Lowest Quarterly Return	(9.19%)
Lowest Quarterly Return, Date	Jun. 30, 2022
AZL MVP DFA Multi-Strategy Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year, five years and ten years compare with those of a broad-based measure of market performance, the S&P 500 Index. The Fund’s performance also is compared to the Bloomberg U.S. Aggregate Bond Index, which shows how the Fund’s performance compares with the returns of a broad index of investment-grade fixed-rate debt issues, and to a Moderate Composite Index, which shows how the Fund’s performance compares with a composite index composed of the S&P 500 Index (60%) and the Bloomberg U.S. Aggregate Bond Index (40%) in proportions similar to the equity to fixed income allocation of the Fund.

Both the bar chart and the table assume reinvestment of dividends and distributions.

The performance of the Fund will vary from year to year. The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your Contract. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	Past performance does not indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year, five years and ten years compare with those of a broad-based measure of market performance, the S&P 500 Index.
Performance Additional Market Index [Text]	The Fund’s performance also is compared to the Bloomberg U.S. Aggregate Bond Index, which shows how the Fund’s performance compares with the returns of a broad index of investment-grade fixed-rate debt issues, and to a Moderate Composite Index, which shows how the Fund’s performance compares with a composite index composed of the S&P 500 Index (60%) and the Bloomberg U.S. Aggregate Bond Index (40%) in proportions similar to the equity to fixed income allocation of the Fund.
Bar Chart Does Not Reflect Sales Loads [Text]	The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your Contract. If they were included, performance would be reduced.
Bar Chart [Heading]	Performance Bar Chart and Table Calendar Year Total Return
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (Q4, 2020)	10.97%
Lowest (Q1, 2020)	-13.30%

Performance Table Heading	Average Annual Total Returns
Performance [Table]
	One Year Ended December 31, 2025	Five Years Ended December 31, 2025	Ten Years Ended December 31, 2025
AZL MVP DFA Multi-Strategy Fund	12.05%	6.85%	6.78%
S&P 500® Index*	17.88%	14.42%	14.82%
Bloomberg U.S. Aggregate Bond Index*	7.30%	-0.36%	2.01%
Moderate Composite Index*	13.76%	8.49%	9.85%

*	Reflects no deduction for fees, expenses, or taxes.

Index No Deduction for Fees, Expenses, or Taxes [Text]	Reflects no deduction for fees, expenses, or taxes.
AZL MVP DFA Multi-Strategy Fund | AZL MVP DFA Multi-Strategy Fund
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest (Q4, 2020)
Highest Quarterly Return	10.97%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest (Q1, 2020)
Lowest Quarterly Return	(13.30%)
Lowest Quarterly Return, Date	Mar. 31, 2020
AZL MVP Fidelity Institutional Asset Management Multi-Strategy Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year, five years and ten years compare with those of a broad-based measure of market performance, the S&P 500 Index. The Fund’s performance also is compared to the Bloomberg U.S. Aggregate Bond Index, which shows how the Fund’s performance compares with the returns of a broad index of investment-grade fixed-rate debt issues, and to the Income & Growth Composite Index, which shows how the Fund’s performance compares with a composite index composed of the S&P 500 Index (40%) and the Bloomberg U.S. Aggregate Bond Index (60%) in proportions similar to the equity to fixed income allocation of the Fund.

Both the bar chart and the table assume reinvestment of dividends and distributions.

The performance of the Fund will vary from year to year. The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your Contract. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.

Prior to October 14, 2016, the Fund was managed pursuant to different investment strategies and known as the AZL MVP Franklin Templeton Founding Strategy Plus Fund. Consequently, the performance information shown below for periods prior to October 14, 2016, reflects the Fund’s prior investment strategies and not its current investment strategies.

Performance Past Does Not Indicate Future [Text]	Past performance does not indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year, five years and ten years compare with those of a broad-based measure of market performance, the S&P 500 Index.
Performance Additional Market Index [Text]	The Fund’s performance also is compared to the Bloomberg U.S. Aggregate Bond Index, which shows how the Fund’s performance compares with the returns of a broad index of investment-grade fixed-rate debt issues, and to the Income & Growth Composite Index, which shows how the Fund’s performance compares with a composite index composed of the S&P 500 Index (40%) and the Bloomberg U.S. Aggregate Bond Index (60%) in proportions similar to the equity to fixed income allocation of the Fund.
Bar Chart Does Not Reflect Sales Loads [Text]	The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your Contract. If they were included, performance would be reduced.
Bar Chart [Heading]	Performance Bar Chart and Table Calendar Year Total Return
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (Q4, 2023)	8.21%
Lowest (Q2, 2022)	-7.64%

Performance Table Heading	Average Annual Total Returns
Performance [Table]
	One Year Ended December 31, 2025	Five Years Ended December 31, 2025	Ten Years Ended December 31, 2025
AZL MVP Fidelity Institutional Asset Management Multi-Strategy Fund	7.91%	5.26%	5.83%
S&P 500® Index*	17.88%	14.42%	14.82%
Bloomberg U.S. Aggregate Bond Index*	7.30%	-0.36%	2.01%
Income & Growth Composite Index*	11.64%	5.53%	7.28%

*	Reflects no deduction for fees, expenses, or taxes.

Index No Deduction for Fees, Expenses, or Taxes [Text]	Reflects no deduction for fees, expenses, or taxes.
AZL MVP Fidelity Institutional Asset Management Multi-Strategy Fund | AZL MVP Fidelity Institutional Asset Management Multi-Strategy Fund
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest (Q4, 2023)
Highest Quarterly Return	8.21%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest (Q2, 2022)
Lowest Quarterly Return	(7.64%)
Lowest Quarterly Return, Date	Jun. 30, 2022
AZL MVP T. Rowe Price Capital Appreciation Plus Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year, five years and ten years compare with those of a broad-based measure of market performance, the S&P 500 Index. The Fund’s performance also is compared to the Bloomberg U.S. Aggregate Bond Index, which shows how the Fund’s performance compares with the returns of a broad index of investment-grade fixed-rate debt issues, and to the Moderate Composite Index, which shows how the Fund’s performance compares with a composite index composed of the S&P 500 Index (60%) and the Bloomberg U.S. Aggregate Bond Index (40%) in proportions similar to the equity to fixed income allocation of the Fund.

Both the bar chart and the table assume reinvestment of dividends and distributions.

The performance of the Fund will vary from year to year. The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your Contract. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.

Prior to October 14, 2016, the Fund was managed pursuant to different investment strategies and known as the AZL MVP T. Rowe Price Capital Appreciation Fund. Consequently, the performance information shown below for periods prior to October 14, 2016, reflects the Fund’s prior investment strategies and not its current investment strategies.

Performance Past Does Not Indicate Future [Text]	Past performance does not indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year, five years and ten years compare with those of a broad-based measure of market performance, the S&P 500 Index.
Performance Additional Market Index [Text]	The Fund’s performance also is compared to the Bloomberg U.S. Aggregate Bond Index, which shows how the Fund’s performance compares with the returns of a broad index of investment-grade fixed-rate debt issues, and to the Moderate Composite Index, which shows how the Fund’s performance compares with a composite index composed of the S&P 500 Index (60%) and the Bloomberg U.S. Aggregate Bond Index (40%) in proportions similar to the equity to fixed income allocation of the Fund.
Bar Chart Does Not Reflect Sales Loads [Text]	The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your Contract. If they were included, performance would be reduced.
Bar Chart [Heading]	Performance Bar Chart and Table Calendar Year Total Return
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (Q1, 2019)	9.20%
Lowest (Q2, 2022)	-9.67%

Performance Table Heading	Average Annual Total Returns
Performance [Table]
	One Year Ended December 31, 2025	Five Years Ended December 31, 2025	Ten Years Ended December 31, 2025
AZL MVP T. Rowe Price Capital Appreciation Plus Fund	8.39%	7.78%	8.71%
S&P 500® Index*	17.88%	14.42%	14.82%
Bloomberg U.S. Aggregate Bond Index*	7.30%	-0.36%	2.01%
Moderate Composite Index*	13.76%	8.49%	9.85%

*	Reflects no deduction for fees, expenses, or taxes.

Index No Deduction for Fees, Expenses, or Taxes [Text]	Reflects no deduction for fees, expenses, or taxes.
AZL MVP T. Rowe Price Capital Appreciation Plus Fund | AZL MVP T. Rowe Price Capital Appreciation Plus Fund
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest (Q1, 2019)
Highest Quarterly Return	9.20%
Highest Quarterly Return, Date	Mar. 31, 2019
Lowest Quarterly Return, Label [Optional Text]	Lowest (Q2, 2022)
Lowest Quarterly Return	(9.67%)
Lowest Quarterly Return, Date	Jun. 30, 2022